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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404)  870-0700
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Thomas E. Quinn          Atlanta, Georgia     02/11/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 108
                                        --------------------

Form 13F Information Table Value Total: $ 348,351
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ --------- -------- -------- -------- ------
AETNA INC NEW COM         COM              00817Y108     2257    71205  SH           Sole                  71205
ALMOST FAMILY INC COM     COM              020409108     4394   111145  SH           Sole                 111145
ALPHA NATURAL RESOURCES
 INC CO                   COM              02076X102     5678   130895  SH           Sole                 130895
AMGEN INC COM             COM              031162100     5331    94243  SH           Sole                  94243
APOGEE ENTERPRISES INC
 COM                      COM              037598109     2371   169344  SH           Sole                 169344
APOLLO GROUP INC CL A     COM              037604105     3033    50070  SH           Sole                  50070
ARCHER DANIELS MIDLAND
 CO COM                   COM              039483102     4385   140057  SH           Sole                 140057
ARROW ELECTRS INC COM     COM              042735100     3574   120710  SH           Sole                 120710
ASTORIA FINL CORP COM     COM              046265104     1742   140160  SH           Sole                 140160
AT&T INC COM              COM              00206R102     5977   213231  SH           Sole                 213231
AVNET INC COM             COM              053807103     3872   128390  SH           Sole                 128390
AZZ INC COM               COM              002474104      731    22370  SH           Sole                  22370
BANK OF NEW YORK MELLON
 CORP C                   COM              064058100     1262    45120  SH           Sole                  45120
BB&T CORP COM             COM              054937107      527    20780  SH           Sole                  20780
BUCKEYE TECHNOLOGIES INC
 COM                      COM              118255108     1774   181740  SH           Sole                 181740
CAL DIVE INTL INC DEL COM COM              12802T101     1820   240750  SH           Sole                 240750
CARDINAL HEALTH INC COM   COM              14149Y108     2004    62165  SH           Sole                  62165
CASEYS GEN STORES INC COM COM              147528103     3020    94645  SH           Sole                  94645
CENTURYTEL INC COM        COM              156700106     4576   126366  SH           Sole                 126366
CF INDS HLDGS INC COM     COM              125269100     2398    26413  SH           Sole                  26413
CHART INDS INC COM PAR
 $0.01                    COM              16115Q308     2793   169060  SH           Sole                 169060
CHEVRON CORP NEW COM      COM              166764100       71      916  SH           Sole                    916
CIGNA CORP COM            COM              125509109     8797   249415  SH           Sole                 249415
CISCO SYS INC COM         COM              17275R102       56     2359  SH           Sole                   2359
CLIFFS NATURAL RESOURCES
 INC C                    COM              18683K101     6678   144885  SH           Sole                 144885
COACH INC COM             COM              189754104     3075    84188  SH           Sole                  84188
COCA COLA CO COM          COM              191216100      214     3756  SH           Sole                   3756
COMMSCOPE INC COM         COM              203372107     3434   129425  SH           Sole                 129425
COMPUTER SCIENCES CORP
 COM                      COM              205363104     6757   117444  SH           Sole                 117444
CONOCOPHILLIPS COM        COM              20825C104     5158   101004  SH           Sole                 101004
CONVERGYS CORP COM        COM              212485106     3938   366332  SH           Sole                 366332
CORE MARK HOLDING CO INC
 COM                      COM              218681104     1744    52905  SH           Sole                  52905
COVENTRY HEALTH CARE INC
 COM                      COM              222862104     1779    73225  SH           Sole                  73225
CRANE CO COM              COM              224399105     2512    82047  SH           Sole                  82047
DARDEN RESTAURANTS INC
 COM                      COM              237194105     6533   186298  SH           Sole                 186298
DECKERS OUTDOOR CORP COM  COM              243537107     2488    24460  SH           Sole                  24460
DIAMOND OFFSHORE DRILLING
 INC                      COM              25271C102     4933    50120  SH           Sole                  50120
DONNELLEY R R & SONS CO
 COM                      COM              257867101     7407   332600  SH           Sole                 332600
EMCOR GROUP INC COM       COM              29084Q100     1826    67865  SH           Sole                  67865
ENPRO INDS INC COM        COM              29355X107     2832   107250  SH           Sole                 107250
ESTERLINE TECHNOLOGIES
 CORP CO                  COM              297425100     2955    72470  SH           Sole                  72470
EVEREST RE GROUP LTD COM  COM              G3223R108     6122    71447  SH           Sole                  71447
EXXON MOBIL CORP COM      COM              30231G102      888    13021  SH           Sole                  13021
F M C CORP COM NEW        COM              302491303     6812   122160  SH           Sole                 122160
FIRST FINL HLDGS INC COM  COM              320239106      973    74810  SH           Sole                  74810
FLEXTRONICS INTL LTD ORD  COM              Y2573F102     3811   521274  SH           Sole                 521274
FREDS INC CL A            COM              356108100     1038   101768  SH           Sole                 101768
FUSHI COPPERWELD INC COM  COM              36113E107     2717   268465  SH           Sole                 268465
GOODRICH CORP COM         COM              382388106     8108   126198  SH           Sole                 126198
HALLMARK FINL SVCS INC
 EC C                     COM              40624Q203     2221   279015  SH           Sole                 279015
HAWKINS INC COM           COM              420261109      962    44085  SH           Sole                  44085
HCC INS HLDGS INC COM     COM              404132102     4323   154571  SH           Sole                 154571
HELMERICH & PAYNE INC COM COM              423452101     4668   117052  SH           Sole                 117052
HILL ROM HLDGS INC COM    COM              431475102     1338    55785  SH           Sole                  55785
INTERNATIONAL BUSINESS
 MACHS C                  COM              459200101      306     2336  SH           Sole                   2336
JOHNSON & JOHNSON COM     COM              478160104      159     2470  SH           Sole                   2470
JOY GLOBAL INC COM        COM              481165108     7545   146315  SH           Sole                 146315
JPMORGAN CHASE & CO COM   COM              46625H100     2692    64607  SH           Sole                  64607
KIMBERLY CLARK CORP COM   COM              494368103     5523    86695  SH           Sole                  86695
KINETIC CONCEPTS INC COM
 NEW                      COM              49460W208     3464    92006  SH           Sole                  92006
KNIGHT CAPITAL GROUP INC
 CL A                     COM              499005106     1186    77010  SH           Sole                  77010
KROGER CO COM             COM              501044101     5276   256973  SH           Sole                 256973
LINCARE HLDGS INC COM     COM              532791100     6295   169521  SH           Sole                 169521
LINCOLN NATL CORP IND COM COM              534187109     4855   195120  SH           Sole                 195120
MARATHON OIL CORP COM     COM              565849106     5499   176130  SH           Sole                 176130
MATTEL INC COM            COM              577081102     3370   168664  SH           Sole                 168664
MEDTRONIC INC COM         COM              585055106     5196   118150  SH           Sole                 118150
METTLER TOLEDO
 INTERNATIONAL C          COM              592688105     1228    11700  SH           Sole                  11700
MICROSOFT CORP COM        COM              594918104      206     6774  SH           Sole                   6774
NATIONAL OILWELL VARCO
 INC COM                  COM              637071101     7123   161562  SH           Sole                 161562
NAVIGATORS GROUP INC COM  COM              638904102     1871    39705  SH           Sole                  39705
NICOR INC COM             COM              654086107     1187    28190  SH           Sole                  28190
NRG ENERGY INC COM NEW    COM              629377508     6170   261325  SH           Sole                 261325
OCCIDENTAL PETE CORP DEL
 COM                      COM              674599105       25      310  SH           Sole                    310
OCEANEERING INTL INC COM  COM              675232102     1862    31820  SH           Sole                  31820
OLIN CORP COM PAR $1      COM              680665205     4048   231025  SH           Sole                 231025
PACTIV CORP COM           COM              695257105     3621   149980  SH           Sole                 149980
PARTNERRE LTD COM         COM              G6852T105     4968    66543  SH           Sole                  66543
PEPSICO INC COM           COM              713448108      190     3124  SH           Sole                   3124
PFIZER INC COM            COM              717081103     6204   341068  SH           Sole                 341068
PROCTER & GAMBLE CO COM   COM              742718109      134     2216  SH           Sole                   2216
PUBLIC SVC ENTERPRISE
 GROUP CO                 COM              744573106     3880   116695  SH           Sole                 116695
RAYTHEON CO COM NEW       COM              755111507     3678    71382  SH           Sole                  71382
REGIS CORP MINN COM       COM              758932107     3109   199665  SH           Sole                 199665
REYNOLDS AMERICAN INC COM COM              761713106     4744    89555  SH           Sole                  89555
RUBY TUESDAY INC COM      COM              781182100     1381   191775  SH           Sole                 191775
SEABRIGHT INSURANCE HLDGS
 INC                      COM              811656107     2319   201825  SH           Sole                 201825
SIERRA WIRELESS INC COM   COM              826516106     1759   165990  SH           Sole                 165990
SYNIVERSE HLDGS INC COM   COM              87163F106     2511   143640  SH           Sole                 143640
TESORO CORP COM           COM              881609101     1507   111220  SH           Sole                 111220
TRANSOCEAN LTD REG SHS    COM              H8817H100     4350    52536  SH           Sole                  52536
TRAVELERS COMPANIES INC
 COM                      COM              89417E109     7641   153254  SH           Sole                 153254
TTM TECHNOLOGIES  INC COM COM              87305R109     3008   260895  SH           Sole                 260895
UNIT CORP COM             COM              909218109     2391    56255  SH           Sole                  56255
UNITEDHEALTH GROUP INC
 COM                      COM              91324P102     6404   210104  SH           Sole                 210104
V F CORP COM              COM              918204108     6655    90869  SH           Sole                  90869
VALERO ENERGY CORP NEW
 COM                      COM              91913Y100     2273   135709  SH           Sole                 135709
VERSO TECHNOLOGIES INC
 COM NEW                  COM              925317208        0    28000  SH           Sole                  28000
WABTEC CORP COM           COM              929740108     2299    56290  SH           Sole                  56290
WELLS FARGO & CO NEW COM  COM              949746101      208     7694  SH           Sole                   7694
WESTERN DIGITAL CORP COM  COM              958102105    10080   228321  SH           Sole                 228321
WHIRLPOOL CORP COM        COM              963320106     4425    54866  SH           Sole                  54866
WILMINGTON TRUST CORP COM COM              971807102     1017    82415  SH           Sole                  82415
ISHARES TR RUSL 2000 VALU ETF              464287630      618    10650  SH           Sole                  10650
ISHARES TR S&P MIDCP VALU ETF              464287705       25      385  SH           Sole                    385
VANGUARD INDEX FDS MID
 CAP ETF                  ETF              922908629      370     6178  SH           Sole                   6178
VANGUARD INDEX FDS SM CP
 VAL E                    ETF              922908611      384     7053  SH           Sole                   7053
VANGUARD INDEX FDS VALUE
 ETF                      ETF              922908744      423     8860  SH           Sole                   8860